Summary of Significant Accounting Policies - Advertising Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Advertising costs	$ 0.0	$ 0.9	$ 0.0	$ 6.1	$ 8.2	$ 13.8	$ 5.5